SEC Registration Nos.
Nos. 811-03334 and 002-75106
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 86           XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 86                         XX

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

John H. Streur
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANTORY NOTE

This post-effective amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of Post-Effective Amendment No. 85 to this Registration Statement, as filed on May 20, 2016.

SIGNATURES
 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 9th day of June 2016.

CALVERT SOCIAL INVESTMENT FUND

BY:
___________**_________________
John H. Streur
President and Trustee

 SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 9th day of June 2016, by the following persons in the capacities indicated.

Signature	Title

__________**____________ D. WAYNE SILBY	TRUSTEE
__________**____________ JOHN G. GUFFEY, JR.	TRUSTEE
__________**____________ JOHN H. STREUR	PRESIDENT AND TRUSTEE (PRINCIPAL EXECUTIVE OFFICER)
__________**____________ VICKI L. BENJAMIN	TREASURER (PRINCIPAL FINANCIAL OFFICER)
__________**____________ REBECCA L. ADAMSON	TRUSTEE
__________**____________ RICHARD L. BAIRD, JR.	TRUSTEE
__________**_____________ JOY V. JONES	TRUSTEE
__________**____________ TERRENCE J. MOLLNER	TRUSTEE
__________**____________ SYDNEY A. MORRIS	TRUSTEE
__________**____________ MILES D. HARPER, III	TRUSTEE
 **By: /s/ Andrew K. Niebler
Andrew K. Niebler

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney, incorporated by reference to registrant's Post-Effective Amendment No. 85, May 20, 2016, accession number 0000356682-16-000199.

Calvert Social Investment Fund
Post-Effective Amendment No. 86
Registration No. 002-75106
EXHIBIT INDEX

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

Ex-101.def Ex-101.cal	XBRL Taxonomy Extension Definition Linkbase XBRL Taxonomy Extension Calculation Linkbase